Employee Information - Summary of Average Number of Employees (Detail) - Continuing operation [member] - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of number of employees [line items]
Average number of employees	24,322	30,339	32,719
North America [member]
Disclosure of number of employees [line items]
Average number of employees	14,113	16,295	16,841
Core [member]
Disclosure of number of employees [line items]
Average number of employees	5,192	5,291	5,664
Growth [member]
Disclosure of number of employees [line items]
Average number of employees	4,521	8,268	9,868
Other Segment [member]
Disclosure of number of employees [line items]
Average number of employees	496	485	346